Organization and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of subsidiaries, VIE and VIE's subsidiaries
As of December 31, 2023, the Company’s principal subsidiaries, VIE and VIE’s subsidiaries are as follows:

Entity	Date of incorporation	Place of incorporation	Percentage of legal ownership by the Company	Principal activities
Subsidiaries
BR Hong Kong Limited	April 1, 2014	Hong Kong	100%	Investment holding
Beijing Burning Rock Biotech Co., Ltd. (the “WFOE”)	June 13, 2014	PRC	100%	Trading
Burning Rock Biotechnology (Shanghai) Co., Ltd.	July 4, 2016	PRC	100%	Research and development
Burning Rock Dx LLC	August 28, 2019	United States	100%	Cancer therapy selection test
VIE
Burning Rock (Beijing) Biotechnology Co., Ltd.	January 7, 2014	PRC	Nil	Holding
VIE’s subsidiaries
Guangzhou Burning Rock Dx Co., Ltd.	March 18, 2014	PRC	Nil	Cancer therapy selection test and sales of reagent kits
Guangzhou Burning Rock Medical Equipment Co., Ltd.	January 6, 2015	PRC	Nil	Facilitation of laboratory equipment sales and sales of reagent kits

Summary of financial information of VIE and VIE's subsidiaries
The following table sets forth the assets and liabilities of the VIE and subsidiaries of the VIE included in the Group’s consolidated balance sheets:

	As of December 31,
	2022	2023
	RMB	RMB	US$
Cash and cash equivalents	376,735	314,724	44,328
Restricted cash	10,277	20	3
Accounts receivable (net of allowance of RMB45,647 and RMB38,123 (US$5,370) as of December 31, 2022 and 2023, respectively)	109,948	126,851	17,867
Contract assets (net of allowance of RMB35,770 and RMB58,790 (US$8,280) as of December 31, 2022 and 2023, respectively)	41,757	22,748	3,204
Inter-company receivables*	245,391	343,342	48,359
Inventories	114,340	61,169	8,615
Prepayments and other current assets	19,215	16,855	2,374

Total current assets	917,663	885,709	124,750

Property and equipment, net	59,465	45,533	6,413
Intangible assets, net	161	38	5
Other non-current assets	10,165	2,398	338
Operating right-of-use assets	28,805	4,524	637

Total non-current assets	98,596	52,493	7,393

TOTAL ASSETS	1,016,259	938,202	132,143

Accounts payable	10,139	11,209	1,579
Deferred revenue	145,117	127,631	17,976
Inter-company payables*	1,601,116	1,693,577	238,535
Accrued liabilities and other current liabilities	107,240	71,144	10,021
Customer deposits	1,803	1,197	169
Current portion of operating lease liabilities	25,953	3,639	513

Total current liabilities	1,891,368	1,908,397	268,793

Other non-current liabilities	1,901	4,288	604
Non-current portion of operating lease liabilities	4,640	—	—

Total non-current liabilities	6,541	4,288	604

TOTAL LIABILITIES	1,897,909	1,912,685	269,397

*	Inter-company receivables/payables represent balances of VIE and subsidiaries of the VIE due from/to the Company and the Group’s consolidated subsidiaries.

Summary of operations and comprehensive loss statements of VIE and VIE's subsidiaries
The table sets forth the results of operations of the VIE and subsidiaries of the VIE included in the Group’s consolidated statements of comprehensive loss:

	For the years ended December 31,
	2021	2022	2023

	RMB	RMB	RMB	US$
Revenues	526,071	557,667	537,502	75,706
Net loss	(508,803)	(605,934)	(340,575)	(47,969)

Summary of cash flow statement of VIE and VIE's subsidiaries
The table sets forth the cash flows of the VIE and subsidiaries of the VIE included in the Group’s consolidated statements of cash flows:

	For the years ended December 31,
	2021	2022	2023

	RMB	RMB	RMB	US$
Net cash used in operating activities	(257,506)	(139,381)	(2,768)	(391)
Net cash used in investing activities	(11,265)	(37,088)	(606)	(86)
Net cash generated from (used in) financing activities	304,623	377,630	(68,894)	(9,704)